Non-controlling Interests (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 74,825,181	$ 75,128,211	$ 69,819,729
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 9,070,285	$ 13,602,317	$ 17,682,375